Significant Accounting Policies - Financing Receivables (Details)	12 Months Ended
Dec. 31, 2020 item segment
Financing receivables
Number of portfolio segments | segment	2
Number of classes of financing receivable | item	3
Total Client Financing Receivables Portfolio Segment
Financing receivables
Period after which financing receivables become past due	90 days
Maximum
Financing receivables
Reasonable and supportable economic forecast duration	2 years